Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 19,656,000		$ 11,640,000	$ 27,804,000		$ 35,631,000
Restricted cash	1,030,000		0	0		3,044,000
Accounts receivable, net	29,744,000		15,142,000			8,238,000
Inventories	41,356,000		37,843,000			57,540,000
Prepaid expenses and other current assets	8,335,000		7,070,000			8,100,000
Total current assets	100,121,000		71,695,000			163,201,000
Property and equipment, net	12,988,000		14,660,000			18,581,000
Operating lease right-of-use assets, net	4,177,000		4,991,000			6,555,000
Other non-current assets	6,145,000		2,338,000			1,599,000
Total assets	123,431,000		93,684,000			189,936,000
Liabilities
Accounts payable	3,097,000		2,756,000			2,896,000
Other current liabilities	16,953,000		16,817,000			15,616,000
Total current liabilities	20,050,000		19,573,000			45,766,000
Convertible debt, non-current	19,944,000		19,920,000			19,870,000
Earn-out shares liability	6,000		39,000			564,000
Common stock warrant liability	435,000		395,000			661,000
Other non-current liabilities	23,772,000		8,561,000			11,000,000
Total liabilities	64,207,000		48,488,000			77,861,000
Commitments and contingencies (Note 14)
Stockholders’ Equity
Common Stock $0.0001 par value, authorized 1,000,000 shares, 5,941 and 5,627 shares issued and outstanding at December 31, 2023 and 2022, respectively	1,000		1,000			1,000
Preferred Stock $0.0001 par value, authorized 10,000 shares, 0 shares issued and outstanding at December 31, 2023 and 2022, respectively	0		0			0
Additional paid-in capital	233,150,000		198,456,000			190,231,000
Accumulated deficit	(173,927,000)		(153,261,000)			(77,418,000)
Total stockholders’ equity	59,224,000	$ 67,806,000	45,196,000	$ 69,260,000	$ 89,751,000	112,075,000	$ 174,393,000
Total liabilities and stockholders’equity	$ 123,431,000		$ 93,684,000			$ 189,936,000